Income taxes - Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
$
Income tax expense in international offices taxed at different rates	$ 3,366	$ 2,695	$ 695
Expenses not deductible for tax purposes	408	299	104
Prior year tax adjustments	(231)	41	160
Effect of change in tax rate	(1,217)	0	0
Change in valuation allowance	585	(582)	(2,429)
Other - net	212	(75)	99
Total tax (benefit) expense	$ 3,123	$ 2,378	$ (1,371)
%
Income tax expense in international offices taxed at different rates	2.00%	1.80%	0.40%
Expenses not deductible for tax purposes	0.20%	0.20%	0.10%
Prior year tax adjustments	(0.10%)	0.00%	0.10%
Effect of change in tax rate	(0.70%)	0.00%	0.00%
Change in valuation allowance	0.40%	(0.40%)	(1.40%)
Other - net	0.10%	(0.10%)	0.10%
Income tax (benefit) expense at effective tax rate	1.90%	1.60%	(0.80%)